DISTRIBUTION EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of distribution expenses [Abstract]
Schedule of Distribution Expenses
	For the year ended December 31,
	2023	2022	2021
	U.S. dollars (in thousands)

Royalties (partners)	10,608	53,079	-
Third-party games	47,806	15,831	-
Processing fees	12,463	10,254	4,341
Gaming duties net of partners share (which offset the royalties expenses mentioned above)	5,379	4,913	-
Third party technological support	7,023	4,711	-
Labor and related	8,994	4,694	1,502
Call center	630	734	992
Other	3,594	3,363	3,054
	96,497	97,579	9,889